LOSS ON INVESTMENT (Details)	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)
Loss on investment		$ (256,937)
Hangzhou Xuanchuan Network Technology Co., Ltd
Deposit made			¥ 1,600,000	$ 228,389
Legal compensation paid | ¥	¥ 200,000
Loss on investment		$ 256,937